Vessels and other fixed assets, net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned	116
Vessels acquired		0
Number of vessels disposed		0
Other Nonrecurring Gain	$ 33,980	$ 8,794	$ 2,110
Asset Impairment Charges	0	0
Gain (Loss) on Disposition of Property Plant Equipment	$ 29,399	$ 0	$ 0
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned	2
Debt Instrument, Collateral Amount	$ 41,241
Five Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity DWT	82,000
First two Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	September 2025
Next two Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	April 2026
Last Kamsarmax newbuilding Vessel [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	July 2026
Star Pavlina Constructive Total Loss [Member]
Property, Plant and Equipment [Line Items]
Other Nonrecurring Gain	$ 28,163
Star Pavlina War Risk Insurance [Member]
Property, Plant and Equipment [Line Items]
Other Nonrecurring Gain	$ 2,658
Eleven of Fifteen Company’s Vessels to be sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	2023
Two of Fifteen Company’s Vessels to be sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	January 2024
One of Fifteen Company’s Vessels to be sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	March 4, 2024
Remaining Two of Fifteen Company’s Vessels to be sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	April 2024
Sale of 15 Vessels [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 17,838
Gain (Loss) on Disposition of Property Plant Equipment	$ 29,399
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned as collateral	113
Number of vessels owned	116
Debt Instrument, Collateral Amount	$ 2,499,319
Second-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 344,607